Share Capital - Schedule of Continuity for Stock Options (Details)	12 Months Ended
	Mar. 31, 2025 $ / shares	Mar. 31, 2024 $ / shares	Mar. 31, 2023 $ / shares
Schedule of Continuity for Stock Options [Abstract]
Number of Stock Options, fully vested and exercisable, Beginning balance	3,560,526	1,560,526	1,757,894
Weighted Average Exercise Price, fully vested and exercisable, Beginning balance	$ 0.79	$ 1.04	$ 1.1
Number of Stock Options, Granted	1,200,000	2,000,000
Weighted Average Exercise Price, Granted	$ 0.18	$ 0.59
Number of Stock Options, Expired			(197,368)
Weighted Average Exercise Price, Expired			$ 1.52
Number of Stock Options, fully vested and exercisable, Ending balance	4,760,526	3,560,526	1,560,526
Weighted Average Exercise Price, fully vested and exercisable, Ending balance	$ 0.63	$ 0.79	$ 1.04